Shareholder Report, Holdings (Details) - C000204809	Jan. 31, 2026
Veolia Environnement9173865
Holdings [Line Items]
Percent of Total Investments	6.90%
IDEX9173942
Holdings [Line Items]
Percent of Total Investments	4.90%
Xylem9173991
Holdings [Line Items]
Percent of Total Investments	4.60%
H2O America9173939
Holdings [Line Items]
Percent of Total Investments	4.10%
Kurita Water Industries9173887
Holdings [Line Items]
Percent of Total Investments	4.10%
Pennon Group9173874
Holdings [Line Items]
Percent of Total Investments	3.40%
United Utilities Group9173879
Holdings [Line Items]
Percent of Total Investments	3.20%
Aalberts9173899
Holdings [Line Items]
Percent of Total Investments	3.00%
Ecolab9173924
Holdings [Line Items]
Percent of Total Investments	2.90%
Pentair9173964
Holdings [Line Items]
Percent of Total Investments	2.90%
China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Austria
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.20%
South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Japan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
France
Holdings [Line Items]
Percent of Net Asset Value	6.90%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.30%
United States
Holdings [Line Items]
Percent of Net Asset Value	57.80%